Revenue From Contracts With Customers	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue From Contracts With Customers
6.	Revenue from contracts with customers

Disaggregated revenue

The following table presents the Company’s revenues disaggregated into categories based on the nature of such revenues (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Subscriptions	$39,511	$—	$39,511	$—
Advertisements	4,323	—	4,323	—
Software licenses, net – Nexway eCommerce Solutions	—	—	7,295	—
Other	338	—	338	—
Total revenue	$44,172	$—	$51,467	$—

Transaction price allocated to remaining performance obligations

The Company does not disclose the transaction price allocated to remaining performance obligations since subscription and advertising contracts have an original expected term of one year or less.